ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of AGM Holdings' Subsidiaries
Name	Date of Incorporation	Place of Incorporation	Percentage of Effective Ownership	Principal Activities
AGM Group Holdings Inc. (“AGM Holdings”)	April 27, 2015	BVI	100%	Holding company
AGM Technology Limited (“AGM HK”)(1)	May 21, 2015	Hong Kong	100%	Sale of cryptocurrency mining machines and standardized computing equipment
AGM Tianjin Construction Development Co., Ltd. (“AGM Tianjin”) formerly Shenzhen AnGaoMeng Financial Technology Service Co., Ltd.(1)	October 13, 2015	China	100%	Holding entity
Beijing AnGaoMeng Technology Service Co., Ltd. (“AGM Beijing”)(1)	November 13, 2015	China	100%	Software development and provider
KOI Global Ltd. previously known as AGM Software Service LTD(“AGM Software”)	June 14, 2017	BVI	100%	Core technology service provider
Nanjing Lucun Semiconductor Co., Ltd. (“Nanjing Lucun”)(1)	June 17, 2021	China	100%	Sale of cryptocurrency mining machines and standardized computing equipment
AGM Defi Lab Pte Limited (“AGM Defi Lab”)	July 30, 2021	Singapore	100%	Software development and provider
AGM Defi Tech Limited (“AGM Defi Tech”)	August 9, 2021	Hong Kong	100%	Software development and provider
Beijing Keen Sense Technology Service Co., Ltd (“Beijing Keen Sense”)(2)	October 21, 2021	China	100%	Software development and provider
AGM Electronic Technology Limited (“AGM Electronic”)	January 26, 2024	Hong Kong	100%	Sale of cryptocurrency mining machines and standardized computing equipment
AGM Canada Holdings Limited (“AGM Canada”)	April 17, 2024	Canada	100%	Sale of cryptocurrency mining machines and standardized computing equipment
Beijing Bixin Electronic Technology Co., Ltd (“Beijing Bixin”)	April 26, 2024	China	100%	Software development and provider
AGM Energy Corp. (“AGM Energy”)	October 1, 2024	Canada	49%	Clean energy industries
AGM Integrated Tech Limited (“AGM Integrated”)	December 4, 2024	Hong Kong	100%	Sale of cryptocurrency mining machines and standardized computing equipment

(1)	The Company has disposed the subsidiaries.